Statutory and other information (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Schedule of statutory and other information

20. Statutory and other information	Year ended
	March 31,
	2021	2020	2019
	€M	€M	€M
Directors’ emoluments:
-Fees	0.5	0.6	0.7
-Share based compensation	1.9	2.7	1.9
-Other emoluments	0.3	0.9	1.8
Total Directors’ emoluments	2.7	4.2	4.4
Auditor’s remuneration (including reimbursement of outlay):
- Audit fees (i)	0.6	0.7	0.5
- Audit related fees (ii)	0.1	—	—
- Tax advisory fees (iii)	0.1	0.2	0.2
Total fees	0.8	0.9	0.7
Included within the above total fees, the following fees were payable to other KPMG firms outside of Ireland:
- Audit fees (i)	0.1	0.1	0.1
- Audit related fees (ii)	—	—	—
- Tax advisory fees (iii)	—	0.1	0.1
Total fees	0.1	0.2	0.2
Depreciation of owned property, plant and equipment	496.5	683.5	633.4
Depreciation of property, plant and equipment held under finance leases	5.9	5.9	7.1
Lease charges, principally for aircraft (iv)	6.7	38.2	83.9

(i)

Audit fees comprise audit work performed on the consolidated financial statements, including statutory financial statements of subsidiary entities. In fiscal year 2021 €1,000 (2020: €1,000; 2019: €1,000) of audit fees relate to the audit of the Parent Company.

(ii)

Audit related fees comprise fees for assurance and services related to audit and other attestation services performed by KPMG as required by statute, regulation or contract and which are not reported under “Audit fees”.

(iii)

Tax fees include all services, except those services specifically related to the audit of financial statements, performed by the independent auditor’s tax personnel, supporting tax-related regulatory requirements, and tax compliance and reporting.

(iv)	Lease charges relates to leases with a duration of less than 12 months for which the Company availed of the short-term lease exemption under IFRS 16.

Schedule of beneficial interests held by directors, of their spouses and dependent children in office

	No. of Shares at March 31,
	2021	2020	2019
Michael Cawley	756,198	756,198	756,198
Emer Daly	6,840	3,260	3,260
Stan McCarthy	10,000	10,000	10,000
Howard Millar	435,000	390,000	390,000
Dick Milliken	9,750	9,750	9,750
Mike O'Brien	4,405	—	—
Michael O’Leary	44,096,725	44,096,725	44,096,725
Julie O'Neill	5,000	1,000	1,000
Louise Phelan	30,000	30,000	30,000

Schedule of share options held by director in office

	No. of Options at March 31,
	2021	2020	2019
Róisín Brennan (d)	50,000	50,000	50,000
Michael Cawley (a) (d)	80,000	80,000	80,000
Emer Daly (d)	50,000	50,000	50,000
Stan McCarthy (d)	50,000	50,000	50,000
Howard Millar (c) (d)	50,000	80,000	80,000
Dick Milliken (a) (d)	80,000	80,000	80,000
Mike O'Brien (d)	50,000	50,000	50,000
Michael O’Leary (b) (e)	15,000,000	15,000,000	15,000,000
Julie O’Neill (a) (d)	50,000	80,000	80,000
Louise Phelan (a) (d)	80,000	80,000	80,000

(a)	30,000 options were granted to these Directors at an exercise price of €6.25 (the market value at the date of grant) during fiscal year 2015, these options vested in May 2019.
(b)	5,000,000 options were granted to Mr.O’Leary during fiscal year 2015 at an exercise price of €8.35 (the market value at the date of grant), these options vested in July 2019.
(c)	30,000 options were granted to this Director at an exercise price of €11.38 (the market price at the date of grant) during fiscal year 2016, these options vested in May 2019.
(d)

50,000 options were granted to these Directors at an exercise price of €11.12 (the market value at the date of grant) during fiscal year 2019. These options are exercisable subject to the Director still being a Non-Executive Director of the Company through July 31, 2024.

(e)

10,000,000 options were granted to Mr. O’Leary at an exercise price of €11.12 (the market value at the date of grant) during fiscal year 2019. These options are exercisable subject to him still being an employee of the Ryanair Group through July 31, 2024.

Michael O Leary
Disclosure of transactions between related parties [line items]
Schedule of fees and emoluments

(a) Fees and emoluments - Executive Director	Year ended
	March 31,
	2021	2020	2019
	€M	€M	€M
Basic salary	0.25	0.50	1.06
Bonus (performance and target-related)	—	0.46	0.77
Share based compensation (i)	1.78	2.51	1.55
	2.03	3.47	3.38

(i)

2020 and 2021 include €1.78m non-cash accounting charge for 10m share options granted under the Group CEO’s new 5-year contract in February 2019. The remaining charge in 2020 and 2019 relates to share options that vested in 2019.

Non-executive director
Disclosure of transactions between related parties [line items]
Schedule of fees and emoluments

(b) Fees and emoluments – Non-Executive Directors	Year ended
	March 31,
	2021	2020	2019
	€'000	€'000	€'000
Fees
David Bonderman (i)	16.7	100.0	100.0
Róisín Brennan (ii)	45.8	50.0	40.0
Michael Cawley	45.8	50.0	50.0
Emer Daly	45.8	50.0	50.0
Stan McCarthy (iii)	87.5	50.0	50.0
Charles McCreevy (iv)	-	-	30.0
Declan McKeon (v)	-	-	30.0
Kyran McLaughlin (i)	11.9	50.0	50.0
Howard Millar	45.8	50.0	50.0
Dick Milliken	45.8	50.0	50.0
Mike O’Brien	68.8	80.0	80.0
Julie O’Neill	45.8	50.0	50.0
Louise Phelan	45.8	50.0	50.0
	505.5	630.0	680.0
Emoluments
Share based compensation	83.1	150.0	290.0
Total	588.6	780.0	970.0

(i)	David Bonderman and Kyran McLaughlin retired from the Board of Directors on May 31, 2020.
(ii)	Róisín Brennan was appointed to the Board of Directors in May 2018.
(iii)	Stan McCarthy was appointed Chairman from June 1, 2020.
(iv)	Charles McCreevy retired from the Board of Directors in September 2018.
(v)	Declan McKeon retired from the Board of Directors in September 2018.